
 Shares                                           Value                  Shares                                             Value
         COMMON STOCKS & WARRANTS (99.6%)                                       CONSUMER NON-CYCLICAL
         AUSTRALIA (0.8%)                                                    30 Essilor International.......................$9,299
         BASIC MATERIALS                                                    120 L'Oreal.................................... 96,187
 5,140          North, Ltd...................... $12,123                                                                   105,486
 1,910          Orica, Ltd....................... 10,302                        ENERGY
 1,540          Rio Tinto, Ltd.*..................33,106                     57 Elf Aquitaine...............................8,776
                                                  55,531
         ENERGY                                                                 INDUSTRIAL
 3,180          Santos, Ltd....................... 8,670                    120 Rexel......................................10,687
 1,760          Woodside Petroleum, Ltd...........13,009                    180 Saint Gobain.............................. 33,819
                                                  21,679                    340 Schneider Electric........................ 26,671
         INDUSTRIAL                                                                                                        71,177
 450            Brambles Industries, Ltd......... 12,454                        TECHNOLOGY
 3,120          CSR, Ltd...........................7,584                    555 Alcatel.................................. 127,343
                                                  20,038                    120 Cap Gemini.................................30,432
         MANUFACTURING                                                      270 Dassault Systemes.......................   17,580
 3,210   Broken Hill (The) Proprietary Co., Ltd.. 42,182                    292 ST Microelectronics NV.................... 44,901
             TOTAL AUSTRALIA.....................139,430                                                                  220,256
                                                                                UTILITIES
         BELGIUM (0.1%)                                                    1,000Vivendi....................................90,219
         CONSUMER NON-CYCLICAL                                                  TOTAL FRANCE..........................    558,735
 290            UCB......................         12,564
             TOTAL BELGIUM...............         12,564                        GERMANY (0.6%)
                                                                                BASIC MATERIALS
         CANADA (2.4%)                                                     1,410Bayer AG...................................66,691
         BASIC MATERIALS
 520            Alcan Aluminium...................21,401                        CONSUMER CYCLICAL
 810            Barrick Gold Corp.................14,451                     120Adidas-Salomon  AG..........................8,997
 910            Noranda, Inc......................12,232
                                                  48,084                        CONSUMER NON-CYCLICAL
         CONSUMER CYCLICAL                                                   210Beiersdorf AG..............................14,087
 180            Magna International, Inc. (Class A)7,670                     150Henkel KGaA................................ 9,887
                                                                                                                           23,974
         ENERGY                                                                 TOTAL GERMANY..............................99,662
 370            Alberta Energy Co.................11,536
 960            Imperial Oil, Ltd.................20,619                        GREECE (0.2%)
 940            Petro-Canada*.....................13,319                        INDUSTRIAL
 290            Suncor Energy, Inc................12,136                     220Titan Cement Co........................... 13,113
                         57,610
         INDUSTRIAL                                                             UTILITIES
 500            Canadian National Railways Co.... 13,234                   1,110Hellenic Telecom. Organization SA..........26,262
                                                                                TOTAL GREECE...............................39,375
         TECHNOLOGY
 350            Newbridge Networks Corp.*.....    7,893                         HONG KONG (0.8%)
 2,400          Nortel  Networks................242,527                         FINANCE
 490            Teleglobe, Inc...................11,170                   3,497 Henderson Land Development Co............  22,493
                                                261,590                   2,623 Wheelock & Co.............................  2,750
         UTILITIES                                                                                                         25,243
 380            BCT.Telus Communications.......   9,176                         INDUSTRIAL
             TOTAL CANADA.......................397,364                    5,000Cheung Kong Infrastructure, Ltd.............9,648

         FRANCE (3.3%)                                                          UTILITIES
         BASIC MATERIALS                                                  23,20 Cable and Wireless HKT, Ltd.*.............  67,002
 120            Air Liquide......................20,071                   5,000 CLP Holdings, Ltd.......................... 23,027
                                                                           4,000 Hong Kong Electric Holdings, Ltd.*.........12,504
         CONSUMER CYCLICAL                                                                                                 102,533
 60             Castorama Dubois.................18,235                              TOTAL HONG KONG.......................137,424
 330            Michelin B.......................12,952
 150            Valeo............................42,750






 Shares                                          Value                   Shares                                              Value
         ITALY (2.1%)                                                           MANUFACTURING
         INDUSTRIAL                                                        1,000Canon Sales Co..........................    $15,466
 9,030   Seat - Pagine Gialle SpA............   $29,625
                                                                                TECHNOLOGY
         UTILITIES                                                           200Advantest Corp.............................. 52,858
 1,560   Edison Co.............................. 12,779                    2,000Canon, Inc.................................. 79,483
 13,330  Telecom Italia Mobile................. 148,768                     500 Fanuc, Ltd...................................63,675
 9,840   Telecom Italia ORD.....................138,635                     100 Keyence Corp.................................40,623
 4,670   Telecom Italia RNC......................28,433                   1,000 Omron Corp.................................. 23,052
                                                328,615                   1,000 Tokyo Electron, Ltd.  ......................137,040
             TOTAL ITALY  ....................  358,240                                                                     396,731
                                                                                TOTAL JAPAN  .............................1,670,775
         JAPAN (9.9%)
         BASIC MATERIALS                                                        MEXICO (0.2%)
 3,000          Asahi Chemical Industry Co.....  15,417                         INDUSTRIAL
                                                                           1,590Apasco, SA................................... 9,901
         CONSUMER CYCLICAL
 1,000          Bridgestone Corp................ 22,024                         CONSUMER NON-CYCLICAL
 1,000          Daiwa House Industry Co...........7,439                    5,070Kimberley Clark de Mexico, SA Series 'A'.... 19,798
 2,000          Denso Corp...................... 47,768                         TOTAL MEXICO.................................29,699
 2,000          Honda Motor......................74,393
 1,000          Kokuyo Co........................13,312                         NETHERLANDS (1.9%)
 1,000          Onward Kashiyama Co..............13,704                         BASIC MATERIALS
 2,000          Sekisui House, Ltd...............17,717                      610Akzo Nobel NV................................30,571
 1,000          Toyoda Automatic Loom Works, Ltd.20,899                      550Buhrmann NV*..................................8,275
 7,000          Toyota Motor....................339,174                                                                      38,846
 550            Toyota Motor ADR...............  53,556                         CONSUMER NON-CYCLICAL
 1,000          Wacoal Corp.......................8,800                      950TNT Post Groep*............................  27,199
                         618,786
         CONSUMER NON-CYCLICAL                                                  ENERGY
 1,000          Ajinomoto Co.....................10,425                   3,890Royal Dutch Petroleum........................238,210
 1,000          Banyu Pharmaceutical Co......    15,515
 1,000          Daiichi Pharmaceutical Corp......13,009                         TECHNOLOGY
 1,000          Eisai Co.........................19,235                      111Koninklijke Philips Electronics NV...........15,080
 1,000          Fujisawa Pharmaceutical Co.......24,276                         TOTAL NETHERLANDS.......................... 319,335
 1,000          Kao Corp.........................28,534
 2,000          Kyowa Hakko Kogyo Co.............12,001                         NEW ZEALAND (0.1%)
 1,000          Shiseido Co......................14,585                         BASIC MATERIALS
 1,000          Taisho Pharmaceutical Co.........29,366                    8,690Carter Holt Harvey, Ltd......................11,351
 2,000          Takeda Chemical Industries, Ltd..98,865                         TOTAL NEW ZEALAND............................11,351
 1,000          Yamanouchi Pharmaceutical Co,Ltd 34,945
                                                300,756                         NORWAY (0.3%)
                ENERGY                                                          BASIC MATERIALS
 13,000         General Sekiyu KK........          29,141                   340 Norske Skogsindustrier Free................. 17,748
 2,000          Tonen Corp.......................  11,785
                                                   40,926                       MANUFACTURING
               INDUSTRIAL                                                   820Norsk Hydro A/S...............................34,305
 2,000          Dai Nippon Printing Co...........   1,911                       TOTAL NORWAY.................................52,053
 1,000          Ebara Corp......................   11,159
 2,000          Fukuyama Transporting Co.......    14,389                       PORTUGAL (0.1%)
 100            Hirose Electric Co.................22,426                       UTILITIES
 5,000          Ishikawajima-Harima Heavy Industries 5,775                  600 Telecel Comunicacoes Pessoasis SA..........  10,452
 1,000          Kandenko Co........................ 5,256                       TOTAL PORTUGAL.............................. 10,452
 1,000          Kinden Corp........................ 7,684
 2,000          Komatsu, Ltd........................9,201                       SINGAPORE (0.4%)
 1,000          Komori Co......................... 19,078                       UTILITIES
 100            Mabuchi Motor Co...................17,453                30,043 Singapore Telecommunications................ 62,052
 1,000          Matsushita Electric Works, Ltd......9,886                       TOTAL SINGAPORE............................. 62,052
 1,000          Mori Seiki Co......................13,410
 3,000          Nippon Express Co................. 16,592                       SPAIN (0.4%)
 100            SMC Corp.......................... 22,132                       ENERGY
 1,000          Sumitomo Electric Industries, Ltd..11,560                  1,500Petroleos....................................14,748
 2,000          Toppan Printing Co.................19,969
 1,000          Toto, Ltd...........................6,049                       INDUSTRIAL
 1,000          Yamato Transport Co................38,763                  1,120Autopistas Conces. Esp., S.A. (ACESA)........10,877
                                                  282,693







 Shares                                             Value                 Shares                                              Value
         SPAIN (continued)                                                      INDUSTRIAL
         UTILITIES                                                         1,780Blue Circle Industries, Plc............... $10,346
 1,810    Undesa SA.............................   $35,902                 1,730Hays Group..................................27,560
             TOTAL SPAIN.........................   61,527                 7,280Invensys, Plc...............................39,639
                                                                           1,040Railtrack Group.  ..........................17,475
         SOUTH AFRICA (0.4%)                                                 650RMC Group, Plc.............................. 8,927
         BASIC MATERIALS                                                   1,320TI Group, Plc...............................10,130
 470            Anglo American Platinum Holdings... 14,279               114,077
 240            Anglogold, Ltd......................12,345                      UTILITIES
 940            De Beers Consd/De Beers Centenary.  27,337                1,101 British Energy........................       6,315
                                                    53,961                1,230 British Energy, Plc. (Class A).............  1,073
         ENERGY                                                          11,950 British Telecommunications.................292,124
 1,710          Sasol...........................    14,419                1,260 Powergen...................................  9,059
             TOTAL SOUTH AFRICA.....................68,380                  910 Severn Trent, Plc........................... 9,042
                                                                            940 Thames Water, Plc...........................11,725
         SWEDEN (0.6%)                                                                                                     329,338
         BASIC MATERIALS                                                        TOTAL UNITED KINGDOM.....................1,322,531
 500            Assi Doman........................  8,144
 370            Mo Och Domsjo Ab 'b'.............. 13,359                       UNITED STATES (66.5%)
 500            Svenska Cellulosa AB 'B'...........14,818                       BASIC MATERIALS
                                                   36,321                    640ALCOA, Inc................................  53,120
         CONSUMER CYCLICAL                                                   240Allegheny Technologies, Inc..................5,385
 1,260          Hennes & Mauritz Ab 'b'............42,232                    220Avery Dennison Corp.........................16,033
                                                                             380Dow Chemical Co.............................50,777
         INDUSTRIAL                                                        1,910Du Pont (E.I.) De Nemours & Co.............125,821
 470            Sandvik AB 'A'....................14,731                    190 Eastman Chemical Co..........................9,061
                                                                            250 Ecolab Inc...................................9,781
         UTILITIES                                                          360 Engelhard Corp.............................. 6,795
 900            Europolitan Holdings AB.......... 15,877                    730 International Paper Co..................... 41,199
             TOTAL SWEDEN........................ 109,161                   220 Mead Corp., The............................  9,556
                                                                            190 Nucor Corp..................................10,414
         SWITZERLAND (0.1%)                                                 130 Phelps Dodge Corp............................8,726
         BASIC MATERIALS                                                    150 Reynolds Metals Co..........................11,494
 220            Ciba Specialty Chemicals Holding, Inc..16,096               400 Rohm & Haas Co............................. 16,275
             TOTAL SWITZERLAND.........................16,096               240 Sigma-Aldrich Corp.......................... 7,215
                                                                             68 Teledyne Technologies, Inc.*.................. 642
         TAIWAN (0.5%)                                                      270 Union Carbide Corp........................  18,023
         TECHNOLOGY                                                         300 USX-US Steel Group........................   9,900
 1,733          Asustek Computer, Inc................. 18,277                24 Water Pik Technologies, Inc.*..................230
 1,851          Hon Hai Precision Industry Co., Ltd.*..13,801                140Weyerhaeuser Co.............................10,054
 8,211          Taiwan Semiconductor Manufacturing Co.*43,691                                                              420,501
                                                       75,769                   CONSUMER CYCLICAL
             TOTAL TAIWAN  ............................75,769                310Autozone, Inc.*  ...........................10,017
                                                                             260Bed Bath & Beyond, Inc.*  .................. 9,035
         UNITED KINGDOM (7.9%)                                               490Cardinal Health, Inc........................23,459
         BASIC MATERIALS                                                     560Circuit City Stores, Inc....................25,235
 920            BOC Group, Plc.........................19,770              1,910Delphi Automotive Systems Corp............. 30,083
                                                                             200Dow Jones & Co..............................13,600
         CONSUMER CYCLICAL                                                   390Federated Department Stores, Inc.*..........19,719
 1,640          Boots Co.............................. 15,951                330Goodyear Tire & Rubber Co................... 9,302
                                                                           4,108Home Depot, Inc........................... 281,655
         CONSUMER NON-CYCLICAL                                               190Johnson Controls, Inc.......................10,806
 3,330          AstraZeneca Group, Plc................138,166                230Jones Apparel Group, Inc.*.................. 6,239
 3,460          Smith & Nephew Associated Cos.*........11,628                290Kohl's Corp.*...............................20,934
 10,260         Smithkline Beecham...........         130,959                170Lear Corp*...................................5,440
                                                      280,753                450Leggett & Platt, Inc.........................9,647
         ENERGY                                                              390Limited Inc., The...........................16,892
 40,750       BP Amoco................................409,853                660Lowe's Companies............................39,435
 18,380       Shell Transport & Trading Co............152,789                180Maytag Corp..................................8,640
                                                      562,642                520McKesson HBOC, Inc..........................11,733





 Shares                                                Value             Shares                                              Value
         CONSUMER CYCLICAL (continued)                                          INDUSTRIAL (continued)
 510            Nike, Inc. (Class B).................$25,277                130 DST Systems, Inc.*......................... $9,921
 280            Nordstrom, Inc.........................7,333                320 Dun & Bradstreet Corp........................9,440
 700            Office Depot, Inc.*....................7,656                840 Electronic Data Systems Corp................56,227
 810            Staples, Inc.*....................... 16,808                760 Emerson Electric Co.........................43,605
 360            Starbucks Corp.*.......................8,730                540 FDX Corp.*..................................22,106
 340            Tandy Corp............................16,724                750 First Data Corp............................ 36,984
 570            TJX Cos...............................11,649                250 Fiserv, Inc.*................................9,578
 500            Toys R Us, Inc.*.......................7,156                190 Fluor Corp...................................8,716
 280            VF Corp................................8,400                200 Galileo International, Inc...................5,988
 170            Whirlpool Corp........................11,061                 75 Gartner Group, Inc...........................1,036
                                                     120,794                 200Grainger (W.W.), Inc....................... .9,563
         CONSUMER NON-CYCLICAL                                               950Honeywell International, Inc.*............  54,803
 2,570          Abbott Laboratories.................. 93,323                 440Illinois Tool Works, Inc....................29,728
 2,220          American Home Products Corp...........87,551                 580Ims Health, Inc.............................15,769
 1,260          Archer-Daniels-Midland Co.............15,356                 320Ingersoll-Rand Co...........................17,620
 460            Avon Products, Inc................... 15,180                 310Ingram Micro, Inc. (Class A)*.............. .4,069
 520            Baxter International, Inc.............32,663                 240Lafarge Corp.................................6,630
 480            Becton, Dickinson & Co............... 12,840                 670Masco Corp..................................17,001
 200            Block (H.& R.), Inc....................8,750                 240Parker Hannifin Corp........................12,315
 3,350          Bristol-Myers Squibb Co..............215,028                 450Paychex, Inc................................18,000
 4,180          Coca-Cola Co., The.................. 243,485                 350PPG Industries, Inc.........................21,897
 2,260          Johnson & Johnson................... 210,462                 230Quintiles Transnational Corp.*...............4,298
 920            Kimberly-Clark Corp.................. 60,030                 160 Sealed Air Corp.*.......................... 8,290
 1,880          Lilly (Eli) & Co.................... 125,020                 380Sherwin-Williams Co......................... 7,980
 4,000          Merck & Co...........................268,250                 755Solectron Corp.*..........................  71,819
 510            Newell Rubbermaid, Inc................14,790                 250Stanley Works................................7,531
 2,520          PepsiCo, Inc..........................88,830                 240SunGard Data Systems, Inc.*..................5,700
 9,260          Pfizer, Inc..........................300,371               2,800Tyco International, Ltd....................108,850
 2,230          Procter & Gamble Co................. 244,324                 450Union Pacific Corp..........................19,631
 2,500          Schering-Plough Corp.................105,469                 160USG Corp.....................................7,540
 370            United Healthcare Corp................19,656                 220Vulcan Materials Co..........................8,786
 1,400          Warner-Lambert Co....................114,712                                                               673,154
 170            Wrigley (Wm.) Jr. Co..................14,099                    TECHNOLOGY
                                                   2,290,189                670 3Com Corp.*.................................31,490
         ENERGY                                                             360 Altera Corp.*...............................17,843
 200            Amerada Hess Corp.................... 11,350               1,760Amgen, Inc.*...............................105,710
 230            Ashland, Inc...........................7,576                 650Applied Materials, Inc.*....................82,347
 560            Atlantic Richfield Co.................48,440                 270Biogen, Inc.*.............................. 22,815
 680            Baker Hughes, Inc..................   14,323                 230Biomet, Inc..................................9,200
 370            Burlington Resources, Inc.............12,233                 420BMC Software, Inc.*.........................33,574
 1,110          Chevron Corp..........................96,154               6,089Cisco Systems, Inc.*........................652,284
 370            Diamond Offshore Drilling, Inc........11,308               2,940Compaq Computer Corp.........................79,564
 460            El Paso Energy Corp...................17,854                 660Compuware Corp.*.............................24,585
 5,852          Exxon Mobil Corp.....................471,452                 680Corning, Inc.................................87,677
 850            Halliburton Co........................34,213               4,330Dell Computer Corp.*........................220,830
 200            Kerr-Mcgee Corp...................... 12,400                 150Eaton Corp...................................10,894
 490            Phillips Petroleum Co...............  23,030                 580Gateway, Inc.*...............................41,796
 1,000          Schlumberger, Ltd.....................56,250                 530Guidant Corp.*...............................24,910
 950            Texaco, Inc...........................51,597               1,730Hewlett-Packard Co......................... 197,112
 360            Tosco Corp.............................9,788               6,111Intel Corp..................................503,012
 504            Transocean Sedco Forex, Inc...........16,979                 280Linear Technology Corp.......................20,038
 580            USX-Marathon Group....................14,319               5,582Lucent Technologies, Inc................... 417,603
                                                     909,266                 500Maxim Integrated Products, Inc.*.............23,594
         INDUSTRIAL                                                        2,000Medtronic, Inc...............................72,875
 390            American Power Conversion Corp.*......10,286               9,206Microsoft Corp.*..........................1,074,800
 880            Burlington Northern Santa Fe Corp.....21,340                 690Minnesota Mining & Manufacturing Co..........67,534
 230            Cintas Corp.*.........................12,219               1,252 Motorola, Inc............................. 184,357
 290            Computer Sciences Corp.*..............27,441                 630Novell, Inc.*................................25,161
 220            Cooper Industries, Inc.................8,896               2,480Oracle Systems Corp.*.......................277,915
 430            CSX Corp..............................13,491                 200PE Corp.-PE Biosystems Group................ 24,063
 260            Danaher Corp..........................12,545                 510Peoplesoft, Inc.*............................10,869
 440            Dover Corp........................... 19,965                 790Rockwell International Corp..................37,821



 Shares                                           Value                   Shares                                              Value
         TECHNOLOGY (continued)                                                 UTILITIES (continued)
 190            Stryker Corp......................$13,229                    630Duke Energy Corp............................$31,579
 3,722          Sun Microsystems, Inc.*...........288,222                  1,200Enron Corp...................................53,250
 680            Tellabs, Inc.*.....................43,648                    320FPL Group, Inc...............................13,700
 830            United Technologies Corp...........53,950                   310 KeySpan Corp..................................7,188
                                                  399,049                 4,770 MCI Worldcom, Inc.*.........................253,108
         UTILITIES                                                          400 Northern States Power Co. (Minnesota).........7,800
 280            Ameren Corp.........................9,170                   320 PP&L Resources, Inc...........................7,320
 5,410          AT&T Corp.........................274,557                 5,764 SBC Communications..........................280,995
 3,210          BellSouth Corp....................150,268                   530 Sempra Energy.................................9,209
 160            Columbia Energy Group.............10,120                    790 Sprint Corp (PCS Group)......................80,975
 400            Consolidated Edison, Inc..........13,800                  1,530 Sprint Corp. (FON Corp.)....................102,988
 190            Consolidated Natural Gas Co.......12,338                    410 Unicom Corp..................................13,735
 630            Duke Energy Corp..................31,579                                                                    861,847
                                                                                TOTAL UNITED STATES  ....................11,193,647
                                                                                TOTAL COMMON STOCKS
                                                                                & WARRANTS  .............................16,745,622

TOTAL INVESTMENTS (identified cost $14,904,463).....99.6%                                                                16,745,622
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.......0.4                                                                     69,326
NET ASSETS.........................................100.0%                                                               $16,814,948


* non-income producing security
** The aggregate cost for federal income tax purposes is $14,904,463. The aggregate gross unrealized appreciation is $2,704,425, and the aggregate gross unrealized depreciation is $863,266 resulting in net unrealized appreciation of $1,841,159.




                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1999
                          (expressed in U.S. dollars)


ASSETS:
        Investments in securities, at value (identified cost $14,904,463) (Note 1)        $       16,745,622
        Cash (including $6,565 in foreign currency) ..................................................99,948
        Receivables for dividends  ...............................................................    16,201
                        Total Assets .............................................................16,861,771

LIABILITIES:
        Payables for:
                Expense reimbursement fee (Note 2)  ..........................................        43,410
                Foreign withholding taxes .............................................................3,413
                        Total Liabilities ........................................................... 46,823
NET ASSETS                                                                               $        16,814,948
Net Assets Consist of:
        Paid-in capital .................................................................$        14,973,734
        Net unrealized appreciation............................................................... 1,841,214
Net Assets ..............................................................................$        16,814,948



                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO
                            STATEMENT OF OPERATIONS
  For the period July 1, 1999 (commencement of operations) to December 31, 1999
                          (expressed in U.S. dollars)


INVESTMENT INCOME:
        Income:
                Dividends (net of foreign withholding tax of $21,221) .................  $           71,791
                        Total Income ................................................................71,791
        Expenses:
                Expense reimbursement fee (Note 2) ................................................  43,410
                        Total Expenses ..............................................................43,410
                        Net Investment Income  ......................................................28,381
NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
        Net realized gain on investments and foreign exchange transactions  ........................(54,847)
        Net change in unrealized appreciation on investments and foreign currency translations  .........................................................  1,841,214
                Net Realized and Unrealized Gain ................................................ 1,786,367
        Net Increase in Net Assets Resulting from Operations............................$         1,814,748


                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS
                          (expressed in U.S. dollars)

                                                                                 For the period July 1, 1999
                                                                                (commencement of operations) to December 31, 1999
        Operations:
                Net investment income............................................$       28,381
                Net realized (loss) on investments and foreign
                        exchange transactions ..........................................(54,847)
                Net change in unrealized appreciation on
                        investments and foreign currency translations.................1,841,214
                        Net increase in net assets resulting from operations..........1,814,748
        Capital Transactions:
                Proceeds from contributions ........................................ 15,000,200
                Value of withdrawals ...............................................          -
                        Net increase in net assets resulting from
                                capital transactions ................................15,000,200
                                Total increase in net assets........................ 16,814,948
NET ASSETS:
        Beginning of period ..........................................................        -
        End of period .......................................................... $   16,814,948



                    DOW JONES ISLAMIC MARKET INDEX PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period
                          (expressed in U.S. dollars)


                                                                                 For the period July 1, 1999
                                                                                (commencement of operations) to December 31, 1999

        Net assets, end of period (000's omitted)...............................$       16,815
        Expenses as a percentage of average net assets..........................          0.57%   (1)(2)
        Ratio of net investment income to average net assets............................. 0.37%   (1)
        Portfolio turnover rate..............................................................7%

(1)     Had the expense reimbursement  agreement not been in place, the ratio of expenses to average net assets would be as follows:
                Ratio of expenses to average net assets(2)...............................1.66%
(2)     Annualized.

         1. Organization and Significant Accounting Policies. Dow Jones Islamic Market Index Portfolio (the "Portfolio") was organized as a trust under the laws of the State of New York on March 5, 1999. The Portfolio commenced operations on July 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

         The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

                  A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

                  B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

                  C. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

                  D. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

         2.  Transactions with Affiliates.

         Investment Management and Advisory Fee. The Portfolio has an investment management agreement with Brown Brothers Harriman & Co. (the "Manager") and an investment advisory agreement with Wafra Investment Advisory Group, Inc. (the "Adviser"). The Manager and the Adviser jointly receive from the portfolio calculated daily and paid monthly at an annual rate equivalent to 0.40% of the Portfolio's average daily net assets.

         Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.05% of the Portfolio's average daily net assets that are not in excess of $50 million and at an annual rate equivalent to 0.01% on the Portfolio's average daily net assets in excess of $50 million.

         Custody Fee. The Portfolio has a custody agreement with Brown Brothers Harriman & Co. (the "Custodian") for which it pays a fee for custodial services as agreed to from time to time by the Trustee and the Custodian. This fee is calculated and paid monthly.

         Expense Reimbursement Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.57% of the Portfolio's average daily net assets. For the period July 1, 1999 (commencement of operations) to December 31, 1999, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $127,202, including $30,655 in investment management/advisory fees, $10,000 in administration fees and $44,667 in custody fees, in expenses on behalf of the Portfolio.

         3. Investment Transactions. For the period July 1, 1999 (commencement of operations) to December 31, 1999, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $20,874,569 and $1,010,202, respectively.

         4. Impure Dividends. Dividends received by the Portfolio may comprise of an amount which is attributable, for Islamic Shari'ah purposes, to interest income. For the period July 1, 1999 (commencement of operations) to December 31, 1999, the Portfolio earned $2,736 of dividend income which is considered impure by Dow Jones' Shari'ah Supervisory Board.

                          INDEPENDENT AUDITORS' REPORT




Trustees and Investors
Dow Jones Islamic Market Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Dow Jones Islamic Market Index Portfolio (the "Portfolio") as of December 31, 1999, and the related statement of operations for the period July 1, 1999 (commencement of operations) through December 31, 1999, the statement of changes in net assets for the period July 1, 1999 through December 31, 1999 and the financial highlights for the period July 1, 1999 through December 31, 1999 (all expressed in U.S. dollars). These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Dow Jones Islamic Market Index Portfolio at December 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated period in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP



Boston, Massachusetts
February 25, 2000